Other Assets and Receivables - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 489,000,000	€ 498,000,000	€ 530,000,000
Percentage of general account real estate held for own use	51.00%	57.00%
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	0
Accrued income	1,442,000,000	€ 1,421,000,000
Historical cost model [member]
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 231,000,000	€ 301,000,000
Independent external appraisers [member]
Disclosure of other assets and receivables [Line Items]
Percentage of appraisals for real estate held for own use	99.00%	99.00%
Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Carrying value under historical cost model	€ 281,000,000	€ 235,000,000	€ 223,000,000
Bottom of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	P40Y
Bottom of range [member] | Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	P3Y
Top of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	P50Y
Top of range [member] | Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, pledged as security	€ 0
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	P5Y